Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Parenthetical) (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	£ 14,226,000	£ 11,295,000	£ 9,991,000
Excludes Amounts for Audit of BT Group Employee Share Ownership Trust and Ilford Trustees (Jersey) Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	32,000
PricewaterhouseCoopersLLP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	£ 446,000